Income Taxes - Schedule of Income Tax Provision (Details) (10 K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current benefit (expense) Federal
Current benefit (expense) State
Total current
Deferred benefit (expense) Federal			62,479	3,467
Deferred benefit (expense) State			13,127	825
Total deferred			76,254	4,292
Less: Valuation allowance			(72,254)	(4,292)
Total